SHAREHOLDER’S COMPENSATION (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	Nov. 13, 2023	Apr. 28, 2023
Board Of Derectors [Member]
IfrsStatementLineItems [Line Items]
Reserve amount	R$ 985,000
Share price	R$ 0.742782969659389
Annual General Meeting [Member]
IfrsStatementLineItems [Line Items]
Share price		R$ 1.21710833810
Amount of dividends		R$ 1,614,000